CASH EQUIVALENTS (Details Textual) - USD ($)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Cash and Cash Equivalents [Abstract]
Cash Equivalents, at Carrying Value	$ 1,213,799	$ 702,647
Money Market Accounts Interest Rate Minimum	0.35%
Money Market Accounts Interest Rate Maximum	1.20%